Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Apr-22	Distribution Date	16-May-22
Collection Period End	30-Apr-22	30/360 Days	30
Beg. of Interest Period	15-Apr-22	Actual/360 Days	31
End of Interest Period	16-May-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	758,003,762.58	701,047,443.00	0.4591169
Total Securities		1,526,947,713.40	758,003,762.58	701,047,443.00	0.4591169
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	410,456,049.18	353,499,729.60	0.7373795
Class A-4 Notes	0.490000%	95,600,000.00	95,600,000.00	95,600,000.00	1.0000000
Certificates	0.000000%	251,947,713.40	251,947,713.40	251,947,713.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	56,956,319.58	147,080.08	118.8075085	0.3068003
Class A-4 Notes	0.00	39,036.67	0.0000000	0.4083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,956,319.58	186,116.75

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					10,060,004.52
Monthly Interest					4,699,052.60

Total Monthly Payments					14,759,057.12
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					628,807.04
Aggregate Sales Proceeds Advance					526,764.88

Total Advances					1,155,571.92
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					53,700,245.53
Excess Wear and Tear and Excess Mileage					7,548.83
Remaining Payoffs					0.00
Net Insurance Proceeds					1,066,333.52
Residual Value Surplus					359,417.41

Total Collections					71,048,174.33

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		572,400.18			21
Involuntary Repossession		90,956.00			4
Voluntary Repossession		15,254.00			1
Full Termination		687,729.00			24
Bankruptcty		—			—
Insurance Payoff			1,065,833.52		42
Customer Payoff				3,445,900.23	201
Grounding Dealer Payoff				49,146,172.74	2,698
Dealer Purchase				—	—

Total		1,366,339.18	1,065,833.52	52,592,072.97	2,991

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,634	904,315,905.93	7.00000%	758,003,762.58
Total Depreciation Received		(13,422,863.22)		(10,543,508.44)
Principal Amount of Gross Losses	(49)	(925,867.88)		(772,139.83)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(50,464.43)		(39,534.09)
Scheduled Terminations	(2,944)	(53,508,442.84)		(45,601,137.22)

Pool Balance - End of Period	42,639	836,408,267.56		701,047,443.00
Remaining Pool Balance
Lease Payment				127,564,729.16
Residual Value				573,482,713.84

Total				701,047,443.00

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	71,048,174.33
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	71,048,174.33
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	437,393.42
3. Reimbursement of Sales Proceeds Advance	525,892.07
4. Servicing Fee:
Servicing Fee Due	631,669.80
Servicing Fee Paid	631,669.80
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,594,955.29
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	147,080.08
Class A-3 Notes Monthly Interest Paid	147,080.08
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	39,036.67
Class A-4 Notes Monthly Interest Paid	39,036.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	186,116.75
Total Note and Certificate Monthly Interest Paid	186,116.75
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	69,267,102.29
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,956,319.58
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	56,956,319.58
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,310,782.71

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,310,782.71
Gross Reserve Account Balance			19,945,521.28
Remaining Available Collections Released to Seller			12,310,782.71
Total Ending Reserve Account Balance			7,634,738.57

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.97
Monthly Prepayment Speed			-12%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,263,189.77
Securitization Value of Defaulted Receivables and Casualty Receivables		772,139.83	49
Aggregate Defaulted and Casualty Gain (Loss)		491,049.94
Pool Balance at Beginning of Collection Period		758,003,762.58
Net Loss Ratio
Current Collection Period		0.0648%
Preceding Collection Period		0.0690%
Second Preceding Collection Period		0.0932%
Third Preceding Collection Period		0.0407%
Cumulative Net Losses for all Periods		-0.5475%	(8,359,702.87)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.48%	3,601,185.61	214
61-90 Days Delinquent	0.10%	772,829.29	49
91-120 Days Delinquent	0.02%	186,669.53	13
More than 120 Days	0.01%	38,176.38	2

Total Delinquent Receivables:	0.60%	4,598,860.81	278

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.13%	0.14%
Preceding Collection Period		0.11%	0.11%
Second Preceding Collection Period		0.16%	0.17%
Third Preceding Collection Period		0.19%	0.20%
60 Day Delinquent Receivables		1,200,192.15
Delinquency Percentage		0.16%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,260,129.18	45
Securitization Value		924,921.40	45

Aggregate Residual Value Surplus (Loss)		335,207.78

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		31,511,099.23	1,365
Cumulative Securitization Value		24,772,146.50	1,365

Cumulative Residual Value Surplus (Loss)		6,738,952.73

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			697,226.50
Reimbursement of Outstanding Advance			525,892.07
Additional Advances for current period			526,764.88

Ending Balance of Residual Advance			698,099.31

Beginning Balance of Payment Advance			1,152,688.94
Reimbursement of Outstanding Payment Advance			437,393.42
Additional Payment Advances for current period			628,807.04

Ending Balance of Payment Advance			1,344,102.56

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO